Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund II
Entity Central Index Key	0000831016
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP International Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 56	1.03%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
Net Assets	$ 878,254,250
Holdings Count | shares	63
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.3 Financials 27.3 Information Technology 17.6 Consumer Discretionary 8.5 Communication Services 8.2 Materials 6.0 Utilities 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 24.7 Germany 13.8 United Kingdom 9.8 India 7.9 France 6.7 Canada 6.2 Japan 5.7 Netherlands 5.5 Taiwan 4.6 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.7 Germany - 13.8 United Kingdom - 9.8 India - 7.9 France - 6.7 Canada - 6.2 Japan - 5.7 Netherlands - 5.5 Taiwan - 4.6 Others - 15.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.9 Schneider Electric SE 2.4 Rolls-Royce Holdings PLC 2.4 ASML Holding NV 2.4 SAP SE 2.3 Hitachi Ltd 2.2 Siemens Energy AG 2.1 Spotify Technology SA 2.1 Safran SA 2.1 25.5
VIP International Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Net Assets	$ 878,254,250
Holdings Count | shares	63
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.3 Financials 27.3 Information Technology 17.6 Consumer Discretionary 8.5 Communication Services 8.2 Materials 6.0 Utilities 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 24.7 Germany 13.8 United Kingdom 9.8 India 7.9 France 6.7 Canada 6.2 Japan 5.7 Netherlands 5.5 Taiwan 4.6 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.7 Germany - 13.8 United Kingdom - 9.8 India - 7.9 France - 6.7 Canada - 6.2 Japan - 5.7 Netherlands - 5.5 Taiwan - 4.6 Others - 15.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.9 Schneider Electric SE 2.4 Rolls-Royce Holdings PLC 2.4 ASML Holding NV 2.4 SAP SE 2.3 Hitachi Ltd 2.2 Siemens Energy AG 2.1 Spotify Technology SA 2.1 Safran SA 2.1 25.5
VIP International Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 878,254,250
Holdings Count | shares	63
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.3 Financials 27.3 Information Technology 17.6 Consumer Discretionary 8.5 Communication Services 8.2 Materials 6.0 Utilities 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 24.7 Germany 13.8 United Kingdom 9.8 India 7.9 France 6.7 Canada 6.2 Japan 5.7 Netherlands 5.5 Taiwan 4.6 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.7 Germany - 13.8 United Kingdom - 9.8 India - 7.9 France - 6.7 Canada - 6.2 Japan - 5.7 Netherlands - 5.5 Taiwan - 4.6 Others - 15.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.9 Schneider Electric SE 2.4 Rolls-Royce Holdings PLC 2.4 ASML Holding NV 2.4 SAP SE 2.3 Hitachi Ltd 2.2 Siemens Energy AG 2.1 Spotify Technology SA 2.1 Safran SA 2.1 25.5
VIP International Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
Net Assets	$ 878,254,250
Holdings Count | shares	63
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.3 Financials 27.3 Information Technology 17.6 Consumer Discretionary 8.5 Communication Services 8.2 Materials 6.0 Utilities 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 24.7 Germany 13.8 United Kingdom 9.8 India 7.9 France 6.7 Canada 6.2 Japan 5.7 Netherlands 5.5 Taiwan 4.6 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.7 Germany - 13.8 United Kingdom - 9.8 India - 7.9 France - 6.7 Canada - 6.2 Japan - 5.7 Netherlands - 5.5 Taiwan - 4.6 Others - 15.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.6 Tencent Holdings Ltd 2.9 Schneider Electric SE 2.4 Rolls-Royce Holdings PLC 2.4 ASML Holding NV 2.4 SAP SE 2.3 Hitachi Ltd 2.2 Siemens Energy AG 2.1 Spotify Technology SA 2.1 Safran SA 2.1 25.5
VIP Emerging Markets Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 1,222,277,924
Holdings Count | shares	55
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Information Technology 18.0 Communication Services 11.4 Materials 11.0 Consumer Discretionary 10.8 Industrials 9.9 Health Care 5.0 Consumer Staples 5.0 Energy 3.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 China 29.4 Taiwan 13.0 India 9.2 Korea (South) 9.2 Mexico 8.7 Brazil 7.8 South Africa 4.8 Greece 3.7 Hungary 3.2 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.4 Taiwan - 13.0 India - 9.2 Korea (South) - 9.2 Mexico - 8.7 Brazil - 7.8 South Africa - 4.8 Greece - 3.7 Hungary - 3.2 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.3 Taiwan Semiconductor Manufacturing Co Ltd 8.2 Samsung Electronics Co Ltd 6.2 Wal-Mart de Mexico SAB de CV Series V 3.6 China Life Insurance Co Ltd H Shares 3.4 HDFC Bank Ltd 2.7 National Bank of Greece SA 2.3 Impala Platinum Holdings Ltd 2.3 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 Credicorp Ltd 2.2 41.4
VIP Emerging Markets Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Net Assets	$ 1,222,277,924
Holdings Count | shares	55
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Information Technology 18.0 Communication Services 11.4 Materials 11.0 Consumer Discretionary 10.8 Industrials 9.9 Health Care 5.0 Consumer Staples 5.0 Energy 3.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 China 29.4 Taiwan 13.0 India 9.2 Korea (South) 9.2 Mexico 8.7 Brazil 7.8 South Africa 4.8 Greece 3.7 Hungary 3.2 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.4 Taiwan - 13.0 India - 9.2 Korea (South) - 9.2 Mexico - 8.7 Brazil - 7.8 South Africa - 4.8 Greece - 3.7 Hungary - 3.2 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.3 Taiwan Semiconductor Manufacturing Co Ltd 8.2 Samsung Electronics Co Ltd 6.2 Wal-Mart de Mexico SAB de CV Series V 3.6 China Life Insurance Co Ltd H Shares 3.4 HDFC Bank Ltd 2.7 National Bank of Greece SA 2.3 Impala Platinum Holdings Ltd 2.3 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 Credicorp Ltd 2.2 41.4
VIP Emerging Markets Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 1,222,277,924
Holdings Count | shares	55
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Information Technology 18.0 Communication Services 11.4 Materials 11.0 Consumer Discretionary 10.8 Industrials 9.9 Health Care 5.0 Consumer Staples 5.0 Energy 3.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 China 29.4 Taiwan 13.0 India 9.2 Korea (South) 9.2 Mexico 8.7 Brazil 7.8 South Africa 4.8 Greece 3.7 Hungary 3.2 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.4 Taiwan - 13.0 India - 9.2 Korea (South) - 9.2 Mexico - 8.7 Brazil - 7.8 South Africa - 4.8 Greece - 3.7 Hungary - 3.2 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.3 Taiwan Semiconductor Manufacturing Co Ltd 8.2 Samsung Electronics Co Ltd 6.2 Wal-Mart de Mexico SAB de CV Series V 3.6 China Life Insurance Co Ltd H Shares 3.4 HDFC Bank Ltd 2.7 National Bank of Greece SA 2.3 Impala Platinum Holdings Ltd 2.3 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 Credicorp Ltd 2.2 41.4
VIP Emerging Markets Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 1,222,277,924
Holdings Count | shares	55
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Information Technology 18.0 Communication Services 11.4 Materials 11.0 Consumer Discretionary 10.8 Industrials 9.9 Health Care 5.0 Consumer Staples 5.0 Energy 3.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 China 29.4 Taiwan 13.0 India 9.2 Korea (South) 9.2 Mexico 8.7 Brazil 7.8 South Africa 4.8 Greece 3.7 Hungary 3.2 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.4 Taiwan - 13.0 India - 9.2 Korea (South) - 9.2 Mexico - 8.7 Brazil - 7.8 South Africa - 4.8 Greece - 3.7 Hungary - 3.2 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.3 Taiwan Semiconductor Manufacturing Co Ltd 8.2 Samsung Electronics Co Ltd 6.2 Wal-Mart de Mexico SAB de CV Series V 3.6 China Life Insurance Co Ltd H Shares 3.4 HDFC Bank Ltd 2.7 National Bank of Greece SA 2.3 Impala Platinum Holdings Ltd 2.3 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 Credicorp Ltd 2.2 41.4
VIP Total Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,320,805,506
Holdings Count | shares	2,600
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,320,805,506
Number of Holdings	2,600
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Financials 14.1 Consumer Discretionary 10.2 Industrials 9.5 Health Care 9.3 Communication Services 9.0 Consumer Staples 5.1 Energy 3.0 Real Estate 2.4 Utilities 2.3 Materials 2.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 99.3 Ireland 0.4 United Kingdom 0.1 Netherlands 0.1 Switzerland 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 Netherlands - 0.1 Switzerland - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.4 Microsoft Corp 6.2 Apple Inc 5.1 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.2 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.6 Tesla Inc 1.5 Alphabet Inc Class C 1.4 32.3
VIP Total Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 1,320,805,506
Holdings Count | shares	2,600
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,320,805,506
Number of Holdings	2,600
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Financials 14.1 Consumer Discretionary 10.2 Industrials 9.5 Health Care 9.3 Communication Services 9.0 Consumer Staples 5.1 Energy 3.0 Real Estate 2.4 Utilities 2.3 Materials 2.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 99.3 Ireland 0.4 United Kingdom 0.1 Netherlands 0.1 Switzerland 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 Netherlands - 0.1 Switzerland - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.4 Microsoft Corp 6.2 Apple Inc 5.1 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.2 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.6 Tesla Inc 1.5 Alphabet Inc Class C 1.4 32.3
VIP Total Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 1,320,805,506
Holdings Count | shares	2,600
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,320,805,506
Number of Holdings	2,600
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Financials 14.1 Consumer Discretionary 10.2 Industrials 9.5 Health Care 9.3 Communication Services 9.0 Consumer Staples 5.1 Energy 3.0 Real Estate 2.4 Utilities 2.3 Materials 2.1 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 99.3 Ireland 0.4 United Kingdom 0.1 Netherlands 0.1 Switzerland 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 Netherlands - 0.1 Switzerland - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.4 Microsoft Corp 6.2 Apple Inc 5.1 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.2 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.6 Tesla Inc 1.5 Alphabet Inc Class C 1.4 32.3
VIP International Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 839,697,040
Holdings Count | shares	2,182
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$839,697,040
Number of Holdings	2,182
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Industrials 15.3 Information Technology 13.0 Consumer Discretionary 10.2 Health Care 7.3 Consumer Staples 6.4 Communication Services 5.9 Materials 5.8 Energy 4.0 Utilities 3.0 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 16.3 United States 7.8 Canada 7.5 United Kingdom 7.2 China 7.0 Germany 6.0 Taiwan 5.7 France 5.3 Australia 4.6 Others 32.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.3 United States - 7.8 Canada - 7.5 United Kingdom - 7.2 China - 7.0 Germany - 6.0 Taiwan - 5.7 France - 5.3 Australia - 4.6 Others - 32.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.9 Tencent Holdings Ltd 1.3 ASML Holding NV 1.0 SAP SE 1.0 Nestle SA 0.8 Novartis AG 0.8 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 Novo Nordisk A/S Series B 0.8 Astrazeneca PLC 0.7 10.9
VIP International Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 839,697,040
Holdings Count | shares	2,182
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$839,697,040
Number of Holdings	2,182
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Industrials 15.3 Information Technology 13.0 Consumer Discretionary 10.2 Health Care 7.3 Consumer Staples 6.4 Communication Services 5.9 Materials 5.8 Energy 4.0 Utilities 3.0 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 16.3 United States 7.8 Canada 7.5 United Kingdom 7.2 China 7.0 Germany 6.0 Taiwan 5.7 France 5.3 Australia 4.6 Others 32.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.3 United States - 7.8 Canada - 7.5 United Kingdom - 7.2 China - 7.0 Germany - 6.0 Taiwan - 5.7 France - 5.3 Australia - 4.6 Others - 32.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.9 Tencent Holdings Ltd 1.3 ASML Holding NV 1.0 SAP SE 1.0 Nestle SA 0.8 Novartis AG 0.8 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 Novo Nordisk A/S Series B 0.8 Astrazeneca PLC 0.7 10.9
VIP International Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 839,697,040
Holdings Count | shares	2,182
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$839,697,040
Number of Holdings	2,182
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Industrials 15.3 Information Technology 13.0 Consumer Discretionary 10.2 Health Care 7.3 Consumer Staples 6.4 Communication Services 5.9 Materials 5.8 Energy 4.0 Utilities 3.0 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 16.3 United States 7.8 Canada 7.5 United Kingdom 7.2 China 7.0 Germany 6.0 Taiwan 5.7 France 5.3 Australia 4.6 Others 32.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.3 United States - 7.8 Canada - 7.5 United Kingdom - 7.2 China - 7.0 Germany - 6.0 Taiwan - 5.7 France - 5.3 Australia - 4.6 Others - 32.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.9 Tencent Holdings Ltd 1.3 ASML Holding NV 1.0 SAP SE 1.0 Nestle SA 0.8 Novartis AG 0.8 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 Novo Nordisk A/S Series B 0.8 Astrazeneca PLC 0.7 10.9
VIP Index 500 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 17,084,894,566
Holdings Count | shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$17,084,894,566
Number of Holdings	508
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.9 Financials 13.9 Consumer Discretionary 10.3 Communication Services 9.7 Health Care 9.3 Industrials 8.5 Consumer Staples 5.5 Energy 3.0 Utilities 2.4 Real Estate 2.0 Materials 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.4 Ireland 0.4 Netherlands 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 Netherlands - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.4 Microsoft Corp 7.1 Apple Inc 5.9 Amazon.com Inc 3.9 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.8 Tesla Inc 1.7 Alphabet Inc Class C 1.6 36.9
VIP Index 500 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 17,084,894,566
Holdings Count | shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$17,084,894,566
Number of Holdings	508
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.9 Financials 13.9 Consumer Discretionary 10.3 Communication Services 9.7 Health Care 9.3 Industrials 8.5 Consumer Staples 5.5 Energy 3.0 Utilities 2.4 Real Estate 2.0 Materials 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.4 Ireland 0.4 Netherlands 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 Netherlands - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.4 Microsoft Corp 7.1 Apple Inc 5.9 Amazon.com Inc 3.9 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.8 Tesla Inc 1.7 Alphabet Inc Class C 1.6 36.9
VIP Index 500 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 17,084,894,566
Holdings Count | shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$17,084,894,566
Number of Holdings	508
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.9 Financials 13.9 Consumer Discretionary 10.3 Communication Services 9.7 Health Care 9.3 Industrials 8.5 Consumer Staples 5.5 Energy 3.0 Utilities 2.4 Real Estate 2.0 Materials 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.4 Ireland 0.4 Netherlands 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 Netherlands - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.4 Microsoft Corp 7.1 Apple Inc 5.9 Amazon.com Inc 3.9 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.8 Tesla Inc 1.7 Alphabet Inc Class C 1.6 36.9
VIP Extended Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 328,452,039
Holdings Count | shares	2,095
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$328,452,039
Number of Holdings	2,095
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.4 Financials 17.5 Information Technology 12.5 Consumer Discretionary 11.8 Health Care 10.9 Real Estate 6.3 Materials 4.5 Consumer Staples 4.0 Communication Services 3.6 Energy 3.3 Utilities 2.3 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 98.1 United Kingdom 0.6 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.2 Sweden 0.2 Canada 0.1 Switzerland 0.1 Japan 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 United Kingdom - 0.6 Puerto Rico - 0.3 Bermuda - 0.2 Thailand - 0.2 Sweden - 0.2 Canada - 0.1 Switzerland - 0.1 Japan - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EMCOR Group Inc 0.5 SoFi Technologies Inc Class A 0.4 Guidewire Software Inc 0.4 Anglogold Ashanti Plc 0.4 Flex Ltd 0.4 Nutanix Inc Class A 0.4 Casey's General Stores Inc 0.4 Curtiss-Wright Corp 0.4 Toast Inc Class A 0.4 Comfort Systems USA Inc 0.3 4.0
VIP Extended Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 328,452,039
Holdings Count | shares	2,095
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$328,452,039
Number of Holdings	2,095
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.4 Financials 17.5 Information Technology 12.5 Consumer Discretionary 11.8 Health Care 10.9 Real Estate 6.3 Materials 4.5 Consumer Staples 4.0 Communication Services 3.6 Energy 3.3 Utilities 2.3 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 98.1 United Kingdom 0.6 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.2 Sweden 0.2 Canada 0.1 Switzerland 0.1 Japan 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 United Kingdom - 0.6 Puerto Rico - 0.3 Bermuda - 0.2 Thailand - 0.2 Sweden - 0.2 Canada - 0.1 Switzerland - 0.1 Japan - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EMCOR Group Inc 0.5 SoFi Technologies Inc Class A 0.4 Guidewire Software Inc 0.4 Anglogold Ashanti Plc 0.4 Flex Ltd 0.4 Nutanix Inc Class A 0.4 Casey's General Stores Inc 0.4 Curtiss-Wright Corp 0.4 Toast Inc Class A 0.4 Comfort Systems USA Inc 0.3 4.0
VIP Extended Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 328,452,039
Holdings Count | shares	2,095
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$328,452,039
Number of Holdings	2,095
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.4 Financials 17.5 Information Technology 12.5 Consumer Discretionary 11.8 Health Care 10.9 Real Estate 6.3 Materials 4.5 Consumer Staples 4.0 Communication Services 3.6 Energy 3.3 Utilities 2.3 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 98.1 United Kingdom 0.6 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.2 Sweden 0.2 Canada 0.1 Switzerland 0.1 Japan 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 United Kingdom - 0.6 Puerto Rico - 0.3 Bermuda - 0.2 Thailand - 0.2 Sweden - 0.2 Canada - 0.1 Switzerland - 0.1 Japan - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EMCOR Group Inc 0.5 SoFi Technologies Inc Class A 0.4 Guidewire Software Inc 0.4 Anglogold Ashanti Plc 0.4 Flex Ltd 0.4 Nutanix Inc Class A 0.4 Casey's General Stores Inc 0.4 Curtiss-Wright Corp 0.4 Toast Inc Class A 0.4 Comfort Systems USA Inc 0.3 4.0
VIP Disciplined Small Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 429,347,867
Holdings Count | shares	566
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.0 Industrials 16.3 Information Technology 15.7 Health Care 15.2 Consumer Discretionary 10.0 Real Estate 5.1 Materials 4.8 Energy 4.3 Communication Services 3.1 Consumer Staples 2.6 Utilities 2.4 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 98.3 Thailand 0.6 Puerto Rico 0.3 Ireland 0.2 Monaco 0.2 Canada 0.2 Switzerland 0.1 Bermuda 0.1 Bailiwick Of Guernsey 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Thailand - 0.6 Puerto Rico - 0.3 Ireland - 0.2 Monaco - 0.2 Canada - 0.2 Switzerland - 0.1 Bermuda - 0.1 Bailiwick Of Guernsey - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Guardant Health Inc 0.9 Q2 Holdings Inc 0.8 CareTrust REIT Inc 0.8 Sensient Technologies Corp 0.8 Credo Technology Group Holding Ltd 0.8 Coeur Mining Inc 0.7 Option Care Health Inc 0.7 Dave Inc Class A 0.7 SkyWest Inc 0.7 Sanmina Corp 0.7 7.6
VIP Disciplined Small Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 429,347,867
Holdings Count | shares	566
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.0 Industrials 16.3 Information Technology 15.7 Health Care 15.2 Consumer Discretionary 10.0 Real Estate 5.1 Materials 4.8 Energy 4.3 Communication Services 3.1 Consumer Staples 2.6 Utilities 2.4 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 98.3 Thailand 0.6 Puerto Rico 0.3 Ireland 0.2 Monaco 0.2 Canada 0.2 Switzerland 0.1 Bermuda 0.1 Bailiwick Of Guernsey 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Thailand - 0.6 Puerto Rico - 0.3 Ireland - 0.2 Monaco - 0.2 Canada - 0.2 Switzerland - 0.1 Bermuda - 0.1 Bailiwick Of Guernsey - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Guardant Health Inc 0.9 Q2 Holdings Inc 0.8 CareTrust REIT Inc 0.8 Sensient Technologies Corp 0.8 Credo Technology Group Holding Ltd 0.8 Coeur Mining Inc 0.7 Option Care Health Inc 0.7 Dave Inc Class A 0.7 SkyWest Inc 0.7 Sanmina Corp 0.7 7.6
VIP Disciplined Small Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 429,347,867
Holdings Count | shares	566
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.0 Industrials 16.3 Information Technology 15.7 Health Care 15.2 Consumer Discretionary 10.0 Real Estate 5.1 Materials 4.8 Energy 4.3 Communication Services 3.1 Consumer Staples 2.6 Utilities 2.4 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 98.3 Thailand 0.6 Puerto Rico 0.3 Ireland 0.2 Monaco 0.2 Canada 0.2 Switzerland 0.1 Bermuda 0.1 Bailiwick Of Guernsey 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Thailand - 0.6 Puerto Rico - 0.3 Ireland - 0.2 Monaco - 0.2 Canada - 0.2 Switzerland - 0.1 Bermuda - 0.1 Bailiwick Of Guernsey - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Guardant Health Inc 0.9 Q2 Holdings Inc 0.8 CareTrust REIT Inc 0.8 Sensient Technologies Corp 0.8 Credo Technology Group Holding Ltd 0.8 Coeur Mining Inc 0.7 Option Care Health Inc 0.7 Dave Inc Class A 0.7 SkyWest Inc 0.7 Sanmina Corp 0.7 7.6
VIP Disciplined Small Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 429,347,867
Holdings Count | shares	566
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.0 Industrials 16.3 Information Technology 15.7 Health Care 15.2 Consumer Discretionary 10.0 Real Estate 5.1 Materials 4.8 Energy 4.3 Communication Services 3.1 Consumer Staples 2.6 Utilities 2.4 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 98.3 Thailand 0.6 Puerto Rico 0.3 Ireland 0.2 Monaco 0.2 Canada 0.2 Switzerland 0.1 Bermuda 0.1 Bailiwick Of Guernsey 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Thailand - 0.6 Puerto Rico - 0.3 Ireland - 0.2 Monaco - 0.2 Canada - 0.2 Switzerland - 0.1 Bermuda - 0.1 Bailiwick Of Guernsey - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Guardant Health Inc 0.9 Q2 Holdings Inc 0.8 CareTrust REIT Inc 0.8 Sensient Technologies Corp 0.8 Credo Technology Group Holding Ltd 0.8 Coeur Mining Inc 0.7 Option Care Health Inc 0.7 Dave Inc Class A 0.7 SkyWest Inc 0.7 Sanmina Corp 0.7 7.6
VIP Contrafund Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 27,065,183,614
Holdings Count | shares	376
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Communication Services 19.6 Financials 16.2 Industrials 10.3 Consumer Discretionary 9.8 Health Care 8.5 Consumer Staples 2.8 Utilities 1.3 Materials 0.9 Energy 0.8 Real Estate 0.5 Common Stocks 96.8 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 93.7 Canada 1.7 Taiwan 1.1 Korea (South) 0.8 Netherlands 0.6 Brazil 0.5 United Kingdom 0.4 China 0.2 Japan 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.7 Taiwan - 1.1 Korea (South) - 0.8 Netherlands - 0.6 Brazil - 0.5 United Kingdom - 0.4 China - 0.2 Japan - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.2 NVIDIA Corp 9.7 Microsoft Corp 5.9 Amazon.com Inc 5.1 Berkshire Hathaway Inc Class B 4.3 Alphabet Inc Class C 4.2 Netflix Inc 3.1 Eli Lilly & Co 2.2 Apple Inc 2.2 Amphenol Corp Class A 1.8 48.7
VIP Contrafund Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 27,065,183,614
Holdings Count | shares	376
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Communication Services 19.6 Financials 16.2 Industrials 10.3 Consumer Discretionary 9.8 Health Care 8.5 Consumer Staples 2.8 Utilities 1.3 Materials 0.9 Energy 0.8 Real Estate 0.5 Common Stocks 96.8 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 93.7 Canada 1.7 Taiwan 1.1 Korea (South) 0.8 Netherlands 0.6 Brazil 0.5 United Kingdom 0.4 China 0.2 Japan 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.7 Taiwan - 1.1 Korea (South) - 0.8 Netherlands - 0.6 Brazil - 0.5 United Kingdom - 0.4 China - 0.2 Japan - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.2 NVIDIA Corp 9.7 Microsoft Corp 5.9 Amazon.com Inc 5.1 Berkshire Hathaway Inc Class B 4.3 Alphabet Inc Class C 4.2 Netflix Inc 3.1 Eli Lilly & Co 2.2 Apple Inc 2.2 Amphenol Corp Class A 1.8 48.7
VIP Contrafund Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 27,065,183,614
Holdings Count | shares	376
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Communication Services 19.6 Financials 16.2 Industrials 10.3 Consumer Discretionary 9.8 Health Care 8.5 Consumer Staples 2.8 Utilities 1.3 Materials 0.9 Energy 0.8 Real Estate 0.5 Common Stocks 96.8 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 93.7 Canada 1.7 Taiwan 1.1 Korea (South) 0.8 Netherlands 0.6 Brazil 0.5 United Kingdom 0.4 China 0.2 Japan 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.7 Taiwan - 1.1 Korea (South) - 0.8 Netherlands - 0.6 Brazil - 0.5 United Kingdom - 0.4 China - 0.2 Japan - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.2 NVIDIA Corp 9.7 Microsoft Corp 5.9 Amazon.com Inc 5.1 Berkshire Hathaway Inc Class B 4.3 Alphabet Inc Class C 4.2 Netflix Inc 3.1 Eli Lilly & Co 2.2 Apple Inc 2.2 Amphenol Corp Class A 1.8 48.7
VIP Contrafund Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 27,065,183,614
Holdings Count | shares	376
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Communication Services 19.6 Financials 16.2 Industrials 10.3 Consumer Discretionary 9.8 Health Care 8.5 Consumer Staples 2.8 Utilities 1.3 Materials 0.9 Energy 0.8 Real Estate 0.5 Common Stocks 96.8 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 93.7 Canada 1.7 Taiwan 1.1 Korea (South) 0.8 Netherlands 0.6 Brazil 0.5 United Kingdom 0.4 China 0.2 Japan 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.7 Taiwan - 1.1 Korea (South) - 0.8 Netherlands - 0.6 Brazil - 0.5 United Kingdom - 0.4 China - 0.2 Japan - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.2 NVIDIA Corp 9.7 Microsoft Corp 5.9 Amazon.com Inc 5.1 Berkshire Hathaway Inc Class B 4.3 Alphabet Inc Class C 4.2 Netflix Inc 3.1 Eli Lilly & Co 2.2 Apple Inc 2.2 Amphenol Corp Class A 1.8 48.7